Note 25 - Post-employment and other employee benefit commitments. Sensitivity Analysis (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensitivity Analysis Line Items
Other long term employee benefits	€ 61,000,000	€ 62,000,000	€ 67,000,000
Discount Rate [Member]
Sensitivity Analysis Line Items
Basis points change	50
Increase	€ (367,000,000)	(298,000,000)
Increase in Defined Benefit	€ 405,000,000	332,000,000
rate of salary increasy [Member]
Sensitivity Analysis Line Items
Basis points change	50
Increase	€ 3,000,000	3,000,000
Increase in Defined Benefit	€ (3,000,000)	(3,000,000)
rate of pension increase [Member]
Sensitivity Analysis Line Items
Basis points change	50
Increase	€ 27,000,000	19,000,000
Increase in Defined Benefit	€ (26,000,000)	(18,000,000)
medical cost trend rate [Member]
Sensitivity Analysis Line Items
Basis points change	100
Increase	€ 338,000,000	229,000,000
Increase in Defined Benefit	€ (266,000,000)	(181,000,000)
change in obligation from each additional year of longevity [Member]
Sensitivity Analysis Line Items
Basis points change	-
Increase	€ 137,000,000	108,000,000
Increase in Defined Benefit	€ 0	€ 0